RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
Cash Restricted [Abstract]
Disclosure of detailed information about non-current restricted cash [Table Text Block]
	December 31, 2024	December 31, 2023
Nevada Division of Environmental Protection(1)	$19,346	$18,408
SAT Primero tax dispute(2)	86,726	107,165
Non-Current Restricted Cash	$106,072	$125,573

(1) On November 2, 2021, the Company executed an agreement with the Nevada Division of Environmental Protection ("NDEP") relating to funds required to establish a trust agreement to cover post-closure water treatment cost at Jerritt Canyon. During the year ended December 31, 2022, the Company funded $17.7 million into a trust; these amounts along with interest earned on the balance are included within non-current restricted cash.

(2) In connection with the dispute between Primero Empresa Minera, S.A. de C.V. ("PEM") and the Servicio de Admistracion Tributaria ("SAT") relating to the advanced pricing agreement (Note 28), the SAT froze a PEM bank account as security for certain tax reassessments which are being disputed. The balance in this frozen account as at December 31, 2024 was $86.7 million (1,758 million MXN). This balance consists of Value Added Tax ("VAT") refunds due to PEM. The Company does not agree with SAT's position and has challenged it through the relevant legal channels, both domestically and internationally.